CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net income	¥ 8,201,299	$ 1,155,129	¥ 6,311,835	¥ 4,692,874
Adjustments to reconcile net income to net cash by operating activities:
(Reversal of) provision for allowance for doubtful accounts	28,114	3,960	70,427	(17,118)
Change of inventory write-down	(681,173)	(95,941)	130,660	35,346
Depreciation of property and equipment	1,299,384	183,014	1,231,305	1,096,971
Amortization of deferred income	(49,301)	(6,944)	(41,408)	(39,192)
Impairment of long-lived assets	156,241	22,006	239,302	61,922
Amortization of intangible assets	3,778	532	3,256	12,078
Amortization of land use rights	217,300	30,609	178,840	150,481
Deferred tax assets	(3,247)	(457)	79,018	(131,756)
Deferred tax liabilities	118,758	16,727	(28,743)	(20,260)
Loss on disposal of property and equipment and land use rights	5,262	741	34,785	5,691
Share based compensation expenses	1,509,806	212,652	1,207,581	1,010,013
Share of (income) loss of equity method investees	(80,301)	(11,310)	6,559	(42,303)
Impairment loss of other investments	19,105	2,691	93,904	378,989
Impairment loss of equity method investees				35,791
Investment loss(gain) and revaluation of investments	(10,217)	(1,439)	(236,374)	64,577
Gain on disposal of subsidiaries				(189,142)
Gain on disposal of equity method investees			(304,570)
Loss (gain) on disposal of other investments			(91)	355
Noncash lease expense	130,447	18,373	293,235	326,532
Changes in operating assets and liabilities:
Accounts receivable	(199,852)	(28,149)	(99,333)	(88,049)
Amounts due from related parties	(25,220)	(3,552)	(32,650)	5,188
Other receivables and prepayments	12,613	1,777	(263,404)	172,448
Other long-term assets			8,870	(24,584)
Interest receivables on short-term investments	(6,201)	(873)	(12,294)	(42,618)
Inventories	601,440	84,711	1,455,103	917,384
Dividends received from equity method investees	102,545	14,443	149,426	54,235
Accounts payable	2,565,874	361,396	982,951	(1,941,657)
Advances from customers	(47,543)	(6,696)	(94,711)	269,890
Accrued expenses and other current liabilities	666,260	93,840	(248,491)	263,960
Amounts due to related parties	(40,063)	(5,643)	(210,952)	(25,200)
Deferred income	46,882	6,603	(66,034)	67,939
Operating lease liabilities	(127,500)	(17,958)	(318,310)	(316,141)
Net cash provided by operating activities	14,414,513	2,030,242	10,519,692	6,744,644
Cash flows from investing activities:
Purchases of property and equipment and other long-term assets	(2,167,178)	(305,241)	(2,430,773)	(2,732,399)
Purchases of land use rights	(3,063,559)	(431,493)	(671,816)	(846,246)
Government subsidies received for land use rights	347,070	48,884	489,894	96,365
Proceed from disposal of property and equipment and land use rights	199,013	28,031	42,819	395,077
Purchases of short-term investments	(3,959,000)	(557,613)	(11,195,077)	(8,549,180)
Redemption of short-term investments upon maturities	3,565,610	502,206	14,950,467	10,450,180
Investments in equity method investees and other investments	(282,542)	(39,793)	(283,700)	(760,154)
Proceed from disposal of investments			180,530	63,826
Payment for acquisition, net of cash acquired of RMB401, RMB166,193 and RMB nil in 2021, 2022 and 2023, respectively			(387,507)	(148,809)
Deposit paid for other investments				(228,571)
Cash paid for loan originations	(19,785)	(2,787)	(269,335)	(262,275)
Cash received for disposal of subsidiaries	1,416	199	2,394	600,458
Cash received from loan repayments	62,193	8,759	621,257	135,662
Other investing activities	156,425	22,030		(540,423)
Net cash (used in) provided by investing activities	(5,160,337)	(726,818)	1,049,153	(2,326,489)
Cash flows from financing activities:
Proceeds from bank and other borrowings	2,093,483	294,861	4,592,327	4,068,888
Repayment to bank and other borrowings	(3,355,887)	(472,667)	(4,047,898)	(3,124,583)
Borrowing from equity method investees	53,500	7,535	5,000	40,800
Repayment of loans from equity method investees	(14,800)	(2,085)	(71,400)	(30,600)
Repayment of loans from non-controlling interests	(47,250)	(6,655)	(24,000)
Borrowing from non-controlling interests shareholders	58,550	8,247	87,000	70,000
Capital contributions from non-controlling interests shareholders	285,450	40,205	185,195	461,148
Repurchase of ordinary shares	(5,106,944)	(719,298)	(6,257,703)	(1,938,798)
Acquisition of non-controlling interests	(73,000)	(10,282)	(7,105)	(7,374)
Dividend distribution to non-controlling interest shareholders	(39,107)	(5,508)	(34,807)	(18,083)
Proceeds from issuance of ordinary shares upon exercise of share options				419,814
Net cash used in financing activities	(6,146,005)	(865,647)	(5,573,391)	(58,788)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	85,794	12,084	(63,322)	581
Net increase (decrease) in cash, cash equivalents and restricted cash	3,193,965	449,861	5,932,132	4,359,948
Cash, cash equivalents and restricted cash at beginning of the year	23,103,401	3,254,046	17,171,269	12,811,321
Cash, cash equivalents and restricted cash at end of the year	26,297,366	3,703,907	23,103,401	17,171,269
Reconciliation in amounts on the consolidated balance sheets:
Cash and cash equivalents	25,414,729		21,938,653	16,297,410
Restricted cash	882,637		1,164,748	873,859
Total cash, cash equivalents and restricted cash at end of the year	26,297,366		23,103,401	17,171,269
Supplemental disclosures of cash flow information:
Interest paid	26,480	3,730	21,822	13,766
Income tax paid	1,778,785	250,537	1,640,885	1,360,721
Supplemental disclosure of non-cash activities:
Settlement for a loan due from an equity method investee at inventories received				216,000
Disposal of an equity method investment at inventories received.			177,543
Settlement of loan received through acquisition of non-controlling interests			20,000
Capital contribution from non-controlling interest settled by dividend payable, net of tax of RMB1,500			6,000
Right-of-use assets obtained under operating lease	¥ 32,594	$ 4,591	¥ 301,796	¥ 163,620